Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2023
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES MANAGED POOL SERIES
CIK	dei_EntityCentralIndexKey	0001340579
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Jan. 24, 2024
Effective Date	dei_DocumentEffectiveDate	Jan. 26, 2024
Prospectus Date	rr_ProspectusDate	Jan. 30, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Federated Hermes International Bond Strategy Portfolio | Federated Hermes International Bond Strategy Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FIBPX